Asset Impairment (Tables)	12 Months Ended
Dec. 31, 2012
Asset Impairment [Abstract]
Schedule Of Asset Impairment

	2010	2011	2012
Flight equipment (Note 5)	$11,764	$23,323	$12,625
Discontinued operations	(3,532)	(8,902)	-
Intangible lease premium (Note 9)	2,673	1,173	-
	$10,905	$15,594	$12,625